Note 10 - Employee Benefit Plans (Details) - Summary of Stock Option and Restricted Stock Activity - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Time-based Restricted Stock Units (RSUs) [Member]
Note 10 - Employee Benefit Plans (Details) - Summary of Stock Option and Restricted Stock Activity [Line Items]
Balance, Restricted Stock Shares	2,790	2,696		1,430
Balance, Restricted Stock Weighted Average per Share	$ 1.58	$ 2.67		$ 4.63
Granted, Restricted Stock Shares	2,796	2,949		661
Granted, Restricted Stock Weighted Average per Share	$ 1.48	$ 2.12		$ 2.32
Shares Vested, Restricted Stock Shares	(2,241)	(1,539)		(1,102)
Shares Vested, Restricted Stock Weighted Average per Share	$ 2.73	$ 3.34		$ 4.69
Forfeited/expired, Restricted Stock Shares	(461)	(144)	[1]	(99)
Forfeited/expired, Restricted Stock Weighted Average per Share	$ 1.82	$ 3.75	[1]	$ 6.21
Performance-base Restricted Stock Units (RSUs) [Member]
Note 10 - Employee Benefit Plans (Details) - Summary of Stock Option and Restricted Stock Activity [Line Items]
Balance, Restricted Stock Shares	314	176
Balance, Restricted Stock Weighted Average per Share	$ 1.87	$ 2.02
Granted, Restricted Stock Shares	433	560
Granted, Restricted Stock Weighted Average per Share	$ 1.84	$ 2.02
Shares Vested, Restricted Stock Shares	(37)
Shares Vested, Restricted Stock Weighted Average per Share	$ 1.99
Forfeited/expired, Restricted Stock Shares	(258)	(384)	[1]
Forfeited/expired, Restricted Stock Weighted Average per Share	$ 1.90	$ 2.02	[1]
Time-based Stock Options [Member]
Note 10 - Employee Benefit Plans (Details) - Summary of Stock Option and Restricted Stock Activity [Line Items]
Balance, Stock Options Shares	1,219	1,917		2,328
Balance, Stock Options Weighted Average Exercise Price	$ 4.82	$ 5.24		$ 5.01
Granted, Stock Options Shares	3	13		13
Granted, Stock Options Weighted Average Exercise Price	$ 1.91	$ 2.26		$ 1.97
Options Exercised, Stock Options Shares	(5)	(69)		(950)
Options Exercised, Stock Options Weighted Average Exercise Price	$ 1.83	$ 1.93		$ 2.02
Forfeited/expired, Stock Options Shares	(696)	(355)	[1]	(760)
Forfeited/expired, Stock Options Weighted Average Exercise Price	$ 5.98	$ 4.25	[1]	$ 5.42
Performance-based Stock Options [Member]
Note 10 - Employee Benefit Plans (Details) - Summary of Stock Option and Restricted Stock Activity [Line Items]
Balance, Stock Options Shares		42		167
Balance, Stock Options Weighted Average Exercise Price		$ 3.24		$ 3.24
Forfeited/expired, Stock Options Shares	(42)	(125)	[1]	(83)
Forfeited/expired, Stock Options Weighted Average Exercise Price	$ 3.24	$ 3.24	[1]	$ 3.24

[1]	In the second quarter of 2013, 125 time-based and 83 (125 at maximum performance achievement) market performance-based stock options were rescinded with the consent of and without payment to the Chief Executive Officer (CEO) due to the fact that the original grants with respect to which these options were a part of exceeded the sub-limits of the applicable plan by the number of shares as to which the options were rescinded.